Risk management_Credit risk exposure by geographical areas (Details) $ in Thousands		Dec. 31, 2019 KRW (₩)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 KRW (₩)
Categories of financial assets
Loans and other financial assets at amortized cost		₩ 293,717,693,000,000	$ 254,190,994	₩ 282,457,578,000,000
Securities at amortized cost		20,320,539,000,000	17,585,927	22,932,559,000,000
Financial assets at FVTPL	[1]	5,499,362,000,000		4,262,619,000,000
Financial assets at FVTOCI	[2]	26,795,161,000,000		17,112,249,000,000
Derivative assets (Designated for hedging)		121,131,000,000	$ 104,830	35,503,000,000
Off balance sheet item
Off-balance accounts		116,270,591,000,000		110,463,121,000,000
Total		462,724,477,000,000		437,263,629,000,000
Korea
Categories of financial assets
Loans and other financial assets at amortized cost		268,316,454,000,000		261,547,407,000,000
Securities at amortized cost		20,104,604,000,000		22,757,048,000,000
Financial assets at FVTPL		5,488,229,000,000		4,261,110,000,000
Financial assets at FVTOCI		24,553,655,000,000		15,697,518,000,000
Derivative assets (Designated for hedging)		121,131,000,000		35,503,000,000
Off balance sheet item
Off-balance accounts		112,602,603,000,000		107,632,858,000,000
Total		431,186,676,000,000		411,931,444,000,000
China
Categories of financial assets
Loans and other financial assets at amortized cost		5,108,144,000,000		4,592,153,000,000
Securities at amortized cost		0		0
Financial assets at FVTPL		10,409,000,000		1,243,000,000
Financial assets at FVTOCI		332,319,000,000		261,085,000,000
Derivative assets (Designated for hedging)		0		0
Off balance sheet item
Off-balance accounts		1,211,857,000,000		801,978,000,000
Total		6,662,729,000,000		5,656,459,000,000
USA
Categories of financial assets
Loans and other financial assets at amortized cost		5,077,666,000,000		4,597,119,000,000
Securities at amortized cost		66,747,000,000		70,578,000,000
Financial assets at FVTPL		0		0
Financial assets at FVTOCI		144,601,000,000		103,755,000,000
Derivative assets (Designated for hedging)		0		0
Off balance sheet item
Off-balance accounts		387,795,000,000		343,323,000,000
Total		5,676,809,000,000		5,114,775,000,000
UK
Categories of financial assets
Loans and other financial assets at amortized cost		1,844,374,000,000		1,526,532,000,000
Securities at amortized cost		0		0
Financial assets at FVTPL		0		0
Financial assets at FVTOCI		102,311,000,000		24,960,000,000
Derivative assets (Designated for hedging)		0		0
Off balance sheet item
Off-balance accounts		78,850,000,000		136,727,000,000
Total		2,025,535,000,000		1,688,219,000,000
Japan
Categories of financial assets
Loans and other financial assets at amortized cost		1,172,209,000,000		893,354,000,000
Securities at amortized cost		0		0
Financial assets at FVTPL		724,000,000		266,000,000
Financial assets at FVTOCI		2,000,000		2,247,000,000
Derivative assets (Designated for hedging)		0		0
Off balance sheet item
Off-balance accounts		46,662,000,000		35,000,000,000
Total		1,219,597,000,000		930,867,000,000
Others
Categories of financial assets
Loans and other financial assets at amortized cost	[3]	12,198,846,000,000		9,301,013,000,000
Securities at amortized cost	[3]	149,188,000,000		104,933,000,000
Financial assets at FVTPL	[3]	0		0
Financial assets at FVTOCI	[3]	1,662,273,000,000		1,022,684,000,000
Derivative assets (Designated for hedging)	[3]	0		0
Off balance sheet item
Off-balance accounts	[3]	1,942,824,000,000		1,513,235,000,000
Total	[3]	₩ 15,953,131,000,000		₩ 11,941,865,000,000

[1]	Puttable financial instruments are not included
[2]	Financial assets at FVTOCI has been disclosed as the amount before deducting loss allowance because loss allowance does not reduce the carrying amount.
[3]	Others consist of financial assets in Indonesia, Hong Kong, Singapore, and other countries.